Dec. 15, 2023
Nationwide Nasdaq-100® Risk-Managed Income ETF
NATIONWIDE NASDAQ-100 RISK-MANAGED INCOME ETF
Investment Objective
The Nationwide Nasdaq-100 Risk-Managed Income ETF (the “Fund”) seeks current income with downside protection.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.68%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$69	3 Years:	$218	5 Years:	$379	10 Years:	$847

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares and securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of the stocks included in the Nasdaq-100® Index (the “Nasdaq-100” or the “Reference Index”) and an options collar (i.e., a mix of written (sold) call options and long (bought) put options) on the Nasdaq-100. The Fund seeks to generate high current income on a monthly basis from a combination of the dividends received from the Fund’s equity holdings and the premiums earned from the options collar. The options collar seeks to generate a net-credit by receiving premium from the sale of the call options that is greater than the cost of buying the protective put options. The options collar is designed to reduce the Fund’s volatility and provide a measure of downside protection.
The Nasdaq-100 is a market capitalization weighted index comprised of the securities of 100 of the largest non-financial companies listed on The Nasdaq Stock Market LLC based on their market capitalization. Such securities may include companies domiciled domestically or internationally (including in emerging markets), and may include common stocks, ordinary shares, depositary receipts representing interests in non-U.S. companies, and tracking stocks. As of September 30, 2023, the Nasdaq-100 had significant exposure to companies in the information technology, consumer, and communication services sectors. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index concentrates in an industry or group of industries.
The Fund will generally use a “replication” strategy to invest in the Nasdaq-100, meaning the Fund will generally invest in all of the component securities of the Nasdaq-100 in the same approximate proportions as in the Nasdaq-100. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Nasdaq-100 whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Nasdaq-100 as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Nasdaq-100 involves practical difficulties or substantial costs, a Nasdaq-100 constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Nasdaq-100).
The Fund’s sub-adviser generally utilizes a proprietary, systematic rules-based model to manage the Fund’s options positions in an objective manner, which may signal the written call options should be closed prior to expiration to potentially capture gains and minimize losses due to the movement of the Nasdaq-100 (e.g., after an increase in the Nasdaq-100, the model may indicate that the short call should be closed so the Fund can capture more upside potential in the reference asset, or the model may determine most of the premium derived from the sale of the call has been captured due to a falling market).
The Fund’s options collar strategy typically consists of two components: (i) selling call options on the Nasdaq-100 or another reference asset representing U.S. equity securities on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same reference asset(s) to “hedge” or mitigate the downside risk associated with owning equity securities.
•Call Options. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Fund retains the premium. The call options written by the Fund will be collateralized by the Fund’s equity holdings at the time the Fund sells the options.
•Put Options. When the Fund purchases a put option, the Fund pays an amount (premium) to acquire the right to sell shares of a reference asset at a strike price until the expiration date. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.
The options purchased or sold by the Fund will typically have an expiration date approximately one-month from the time of purchase or sale. Options are rolled the day before option expiration, which is the third Friday of each month. The written calls and purchased puts for the new collar are reset to current market levels. The Fund expects the total value of the call options and the total value of the put options to each be up to 100% of the Fund’s net assets. The Fund will use a portion of the premium received from writing call options to purchase put options. Call options written by the Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and put options purchased by the Fund will typically have a strike price that is lower (in some cases, significantly lower) than the current price of the reference asset. In addition, both the call and put options will be traded on a national securities exchange and be settled in cash.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Fund’s Reference Index.
Principal Investment Risks
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance as well as an additional index that represents the asset classes in which the Fund invests. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at etf.nationwidefinancial.com.

Calendar Year Total Return

For the year-to-date period ended September 30, 2023, the Fund’s total return was 16.05%.
During the period shown in the bar chart, the Fund’s highest quarterly return was 16.13% for the quarter ended June 30, 2020 and the lowest quarterly return was -20.14% for the quarter ended June 30, 2022.
Average Annual Total Returns For the Period Ended December 31, 2022

Nationwide Nasdaq-100® Risk-Managed Income ETF	1 Year	Since Inception (12/19/19)
Return Before Taxes	-28.26%	-2.00%
Return After Taxes on Distributions	-28.29%	-2.09%
Return After Taxes on Distributions and Sale of Shares	-16.70%	-1.47%
CBOE S&P 500 Zero-Cost Put Spread Collar Index (reflects no deduction for fees, expenses, or taxes)	-12.92%	3.60%
NASDAQ 100 Total Return (reflects no deduction for fees, expenses, or taxes)	-32.38%	8.97%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Nationwide S&P 500® Risk-Managed Income ETF
NATIONWIDE S&P 500 RISK-MANAGED INCOME ETF
Investment Objective
The Nationwide S&P 500 Risk-Managed Income ETF (the “Fund”) seeks current income with downside protection.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.68%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$69	3 Years:	$218	5 Years:	$379	10 Years:	$847

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategy
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of the stocks included in the S&P 500® Index (the “S&P 500” or the “Reference Index”) and an options collar (i.e., a mix of written (sold) call options and long (bought) put options) on the S&P 500. The Fund seeks to generate high current income on a monthly basis from a combination of the dividends received from the Fund’s equity holdings and the premiums earned from the options collar. The options collar seeks to generate a net-credit by receiving premium from the sale of the call options that is greater than the cost of buying the protective put options. The options collar is designed to reduce the Fund’s volatility and provide a measure of downside protection.
The S&P 500 consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization. As of September 30, 2023, the S&P 500 had significant exposure to companies in the health care and information technology sectors. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index concentrates in an industry or group of industries.
The Fund will generally use a “replication” strategy to invest in the S&P 500, meaning the Fund will generally invest in all of the component securities of the S&P 500 in the same approximate proportions as in the S&P 500. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the S&P 500 whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the S&P 500 as a whole, when the Fund’s sub-adviser believes it is in the best interest of the Fund (e.g., when replicating the S&P 500 involves practical difficulties or substantial costs, a S&P 500 constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the S&P 500).
The Fund’s sub-adviser generally utilizes a proprietary, systematic rules-based model to manage the Fund’s options positions in an objective manner, and the model may signal the written call options should be closed prior to expiration to potentially capture gains and minimize losses due to the movement of the S&P 500 (e.g., after an increase in the S&P 500, the model may indicate that the short call should be closed so the Fund can capture more upside potential in the reference asset, or the model may determine most of the premium derived from the sale of the call has been captured due to a falling market).
The Fund’s options collar strategy typically consists of two components: (i) selling call options on the S&P 500 or another reference asset representing U.S. equity securities on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same reference asset(s) to “hedge” or mitigate the downside risk associated with owning equity securities.
•Call Options. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Fund retains the premium. The call options written by the Fund will be collateralized by the Fund’s equity holdings at the time the Fund sells the options.
•Put Options. When the Fund purchases a put option, the Fund pays an amount (premium) to acquire the right to sell shares of a reference asset at a strike price until the expiration date. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.
The options purchased or sold by the Fund will typically have an expiration date approximately one-month from the time of purchase or sale. Options are rolled the day before option expiration, which is the third Friday of each month. The written calls and purchased puts for the new collar are reset to current market levels. The Fund expects the total value of the call options and the total value of the put options to each be up to 100% of the Fund’s net assets. The Fund will use a portion of the premium received from writing call options to purchase put options. Call options written by the Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and put options purchased by the Fund will typically have a strike price that is lower (in some cases, significantly lower) than the current price of the reference asset. In addition, both the call and put options will be traded on a national securities exchange and be settled in cash.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Fund’s Reference Index.
Principal Investment Risks
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at etf.nationwidefinancial.com.

Calendar Year Total Return

For the year-to-date period ended September 30, 2023, the Fund’s total return was 8.64%.
During the period shown in the bar chart, the Fund’s highest quarterly return was 1.32% for the quarter ended December 31, 2022 and the lowest quarterly return was -8.19% for the quarter ended September 30, 2022.
Average Annual Total Returns For the Period Ended December 31, 2022

Nationwide S&P 500 Risk-Managed Income ETF	1 Year	Since Inception (12/16/21)
Return Before Taxes	-17.57%	-15.67%
Return After Taxes on Distributions	-17.78%	-15.88%
Return After Taxes on Distributions and Sale of Shares	-10.23%	-11.84%
CBOE S&P 500 Zero-Cost Put Spread Collar Index (reflects no deduction for fees, expenses, or taxes)	-12.92%	-11.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Nationwide Dow Jones® Risk-Managed Income ETF
NATIONWIDE DOW JONES RISK-MANAGED INCOME ETF
Investment Objective
The Nationwide Dow Jones Risk-Managed Income ETF (the “Fund”) seeks current income with downside protection.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.68%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$69	3 Years:	$218	5 Years:	$379	10 Years:	$847

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategy
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in a portfolio of the stocks included in the Dow Jones Industrial Average® (the “Dow Jones” or the “Reference Index”) and an options collar (i.e., a mix of written (sold) call options and long (bought) put options) on the Dow Jones. The Fund seeks to generate high current income on a monthly basis from a combination of the dividends received from the Fund’s equity holdings and the premiums earned from the options collar. The options collar seeks to generate a net-credit by receiving premium from the sale of the call options that is greater than the cost of buying the protective put options. The options collar is designed to reduce the Fund’s volatility and provide a measure of downside protection.
The Dow Jones is a price-weighted index comprised of the stocks of 30 U.S. blue-chip companies (i.e., well-known, established companies). As of September 30, 2023, the Dow Jones had significant exposure to companies in the information technology, health care and financial sectors. The Fund will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index concentrates in an industry or group of industries.
The Fund will generally use a “replication” strategy to invest in the Dow Jones, meaning the Fund will generally invest in all of the component securities of the Dow Jones in the same approximate proportions as in the Dow Jones. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Dow Jones whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Dow Jones as a whole, when the Fund’s sub-adviser believes it is in the best interest of the Fund (e.g., when replicating the Dow Jones involves practical difficulties or substantial costs, a Dow Jones constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Dow Jones).
The Fund’s sub-adviser generally utilizes a proprietary, systematic rules-based model to manage the Fund’s options positions in an objective manner, and the model may signal the written call options should be closed prior to expiration to potentially capture gains and minimize losses due to the movement of the Dow Jones (e.g., after an increase in the Dow Jones, the model may indicate that the short call should be closed so the Fund can capture more upside potential in the reference asset, or the model may determine most of the premium derived from the sale of the call has been captured due to a falling market).
The Fund’s options collar strategy typically consists of two components: (i) selling call options on the Dow Jones or another reference asset representing U.S. equity securities on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same reference asset(s) to “hedge” or mitigate the downside risk associated with owning equity securities.
•Call Options. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Fund retains the premium. The call options written by the Fund will be collateralized by the Fund’s equity holdings at the time the Fund sells the options.
•Put Options. When the Fund purchases a put option, the Fund pays an amount (premium) to acquire the right to sell shares of a reference asset at a strike price until the expiration date. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.
The options purchased or sold by the Fund will typically have an expiration date approximately one-month from the time of purchase or sale. Options are rolled the day before option expiration, which is the third Friday of each month. The written calls and purchased puts for the new collar are reset to current market levels. The Fund expects the total value of the call options and the total value of the put options to each be up to 100% of the Fund’s net assets. The Fund will use a portion of the premium received from writing call options to purchase put options. Call options written by the Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and put options purchased by the Fund will typically have a strike price that is lower (in some cases, significantly lower) than the current price of the reference asset. In addition, both the call and put options will be traded on a national securities exchange and be settled in cash.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Fund’s Reference Index.
Principal Investment Risks
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compared with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at etf.nationwidefinancial.com.

Calendar Year Total Return

For the year-to-date period ended September 30, 2023, the Fund’s total return was 3.40%.
During the period shown in the bar chart, the Fund’s highest quarterly return was 6.43% for the quarter ended December 31, 2022 and the lowest quarterly return was -10.87% for the quarter ended September 30, 2022.

Average Annual Total Returns For the Period Ended December 31, 2022

Nationwide Dow Jones Risk-Managed Income ETF	1 Year	Since Inception (12/16/21)
Return Before Taxes	-14.68%	-13.03%
Return After Taxes on Distributions	-15.02%	-13.37%
Return After Taxes on Distributions and Sale of Shares	-8.41%	-9.85%
CBOE S&P 500 Zero-Cost Put Spread Collar Index (reflects no deduction for fees, expenses, or taxes)	-12.92%	-11.09%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Nationwide Russell 2000® Risk-Managed Income ETF
NATIONWIDE RUSSELL 2000 RISK-MANAGED INCOME ETF
Investment Objective
The Nationwide Russell 2000 Risk-Managed Income ETF (the “Fund”) seeks current income with downside protection.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.02%
Total Annual Fund Operating Expenses	0.70%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year:	$72	3 Years:	$224	5 Years:	$390	10 Years:	$871

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended August 31, 2023, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategy
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in (i) the Vanguard Russell 2000 Index Fund ETF Shares (VTWO) (the “Underlying ETF”), which seeks to track the performance of the Russell 2000® Index (the “Russell 2000” or the “Reference Index”) that measures the investment return of U.S.-listed small-capitalization equities, and (ii) an options collar (i.e., a mix of written (sold) call options and long (bought) put options) on the Russell 2000. The Fund seeks to generate high current income on a monthly basis from a combination of the dividends received from the Fund’s Underlying ETF holdings and the premiums earned from the options collar. The options collar seeks to generate a net-credit by receiving premium from the sale of the call options that is greater than the cost of buying the protective put options. The options collar is designed to reduce the Fund’s volatility and provide a measure of downside protection.
The Russell 2000 measures the performance of approximately 2,000 U.S. small capitalization companies. As of September 30, 2023, the Russell 2000 had significant exposure to companies in the financials, health care, and industrials sectors. The Fund, through its investment in the Underlying ETF, will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index concentrates in an industry or group of industries.
The Fund’s sub-adviser generally utilizes a proprietary, systematic rules-based model to manage the Fund’s options positions in an objective, manner, and the model may signal the written call options should be closed prior to expiration to potentially capture gains and minimize losses due to the movement of the Russell 2000 (e.g., after an increase in the Russell 2000, the model may indicate that the short call should be closed so the Fund can capture more upside potential in the reference asset, or the model may determine most of the premium derived from the sale of the call has been captured due to a falling market).
The Fund’s options collar strategy typically consists of two components: (i) selling call options on the Russell 2000 or another reference asset representing U.S. equity securities on up to 100% of the value of the equity securities held by the Fund to generate premium from such options, while (ii) simultaneously reinvesting a portion of such premium to buy put options on the same reference asset(s) to “hedge” or mitigate the downside risk associated with owning equity securities.
•Call Options. A written (sold) call option gives the seller the obligation to sell shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”). The writer (seller) of the call option receives an amount (premium) for writing (selling) the option. In the event the reference asset appreciates above the strike price and the holder exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price or deliver the reference asset (which loss is offset by the premium initially received), and in the event the reference asset declines in value, the call option may end up worthless and the Fund retains the premium. The call options written by the Fund will be collateralized by the Fund’s equity holdings at the time the Fund sells the options.
•Put Options. When the Fund purchases a put option, the Fund pays an amount (premium) to acquire the right to sell shares of a reference asset at a strike price until the expiration date. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price (which gain is offset by the premium originally paid by the Fund), and in the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss is limited to the amount of premium it paid.
The options purchased or sold by the Fund will typically have an expiration date approximately one-month from the time of purchase or sale. Options are rolled the day before option expiration, which is the third Friday of each month. The written calls and purchased puts for the new collar are reset to current market levels. The Fund expects the total value of the call options and the total value of the put options to each be up to 100% of the Fund’s net assets. The Fund will use a portion of the premium received from writing call options to purchase put options. Call options written by the Fund will typically have a strike price that is at, near, or higher than the current price of the reference asset, and put options purchased by the Fund will typically have a strike price that is lower (in some cases, significantly lower) than the current price of the reference asset. In addition, both the call and put options will be traded on a national securities exchange and be settled in cash.
The Fund is considered to be non-diversified, which means that it may invest, including through its investment in the Underlying ETF, more of its assets in the securities of a single issuer or a smaller number of issuers, than if it were a diversified fund.
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities, or derivative instruments linked to securities, of companies that are included in the Fund’s Reference Index.

Principal Investment Risks
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at etf.nationwidefinancial.com.

Calendar Year Total Return

For the year-to-date period ended September 30, 2023, the Fund’s total return was 2.89%.
During the period shown in the bar chart, the Fund’s highest quarterly return was 0.06% for the quarter ended December 31, 2022 and the lowest quarterly return was -7.84% for the quarter ended September 30, 2022.
Average Annual Total Returns For the Period Ended December 31, 2022

Nationwide Russell 2000 Risk-Managed Income ETF	1 Year	Since Inception (12/16/21)
Return Before Taxes	-16.73%	-15.03%
Return After Taxes on Distributions	-16.89%	-15.20%
Return After Taxes on Distributions and Sale of Shares	-9.77%	-11.35%
CBOE Russell 2000 Zero-Cost Put Spread Collar Index (reflects no deduction for fees, expenses, or taxes)	-16.03%	-11.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.